NOTES PAYABLE, RELATED PARTIES (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended
	Sep. 02, 2022	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 14, 2022	Aug. 29, 2022	Aug. 11, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Notes Payable				$ 20,000,000				$ 12,500,000
Interest Payable, Current			$ 2,511,173	1,571,336				208,889
Notes Payable, Related Party			$ 19,000,000	2,000,000
Successor [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest Payable, Current				74,210
Predecessor [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest Payable, Current					$ 1,289,328
Meta Materials, Inc. | 2021 Note
Defined Benefit Plan Disclosure [Line Items]
Notes Payable								15,000,000
Debt Instrument, Interest Rate During Period		8.00%	8.00%
Line of Credit Facility, Current Borrowing Capacity				20,000,000				$ 12,500,000
Debt Instrument, Maturity Date, Description			On October 1, 2021, the Company entered into a note payable with Meta, its former parent, to borrow up to $15 million which bears interest at 8% per annum, computed on the basis of a 360-day year (the “2021 Note”). The 2021 Note was initially to mature on March 31, 2023 (the “2021 Note Maturity Date”); provided, however, if the Company raised $30 million or more in capital through debt or equity or a combination thereof by the 2021 Note Maturity Date, the 2021 Note Maturity Date would be extended to September 30, 2023, and the outstanding principal of the 2021 Note will amortize in six equal, monthly installments.
Meta Materials, Inc. | Loan Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes Payable			$ 6,590,000			$ 1,460,000	$ 1,200,000
Debt Instrument, Maturity Date, Description	The term loans under the Loan Agreement bear interest at a per annum rate equal to 8% and were to mature on March 31, 2023 (the “Maturity Date”); provided, however, if the Company raised $30 million or more in capital through debt or equity, or a combination thereof by the Maturity Date, the Maturity Date would be extended to October 3, 2023 and the term loan would be amortized in six equal monthly installments.
Gregory McCabe
Defined Benefit Plan Disclosure [Line Items]
Interest Payable, Current			316,284
Notes Payable, Related Party			$ 19,000,000	$ 2,000,000